Stock Option Plans and Warrants to Purchase Common Stock (Details 1) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Summary of options/warrants activity
Beginning Balance	1,544,242	1,308,056
Granted	100,000	523,344
Exercised		(79,844)
Forfeited	(186,518)	(207,314)
Ending Balance	1,457,724	1,544,242
Beginning Balance, weighted average options/warrants exercise price	$ 3.75	$ 4.84
Granted, weighted average options/warrants exercise price	$ 0.30	$ 1.68
Exercised, weighted average options/warrants exercise price		$ 3.18
Forfeited, weighted average options exercise price	$ 6.22	$ 1.88
Ending Balance, weighted average options/warrants exercise price	$ 3.19	$ 3.75